VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 12.7%
Glencore Plc (GBP) 348,527 $ 2,002,460
IGO Ltd. 54,678 220,352
Iluka Resources Ltd. 21,532 103,234
Liontown Resources Ltd. * † 143,151 79,394
Lynas Rare Earths Ltd. * 52,979 291,680
Pilbara Minerals Ltd. * † 180,523 407,456
3,104,576
Canada : 13.0%
Capstone Copper Corp. * 62,743 490,909
Hudbay Minerals, Inc. (USD) 38,317 352,133
Ivanhoe Mines Ltd. * † 42,658 635,315
Lithium Americas Argentina
Corp. (USD) * 17,806 58,048
Lithium Americas Corp.
(USD) * † 22,192 59,918
Sigma Lithium Corp. (USD) *
† 6,908 85,383
Teck Resources Ltd. (USD) 29,675 1,550,223
3,231,929
Chile : 3.7%
Lundin Mining Corp. (CAD) 46,675 489,570
Sociedad Quimica y Minera
de Chile SA (ADR) † 9,652 402,295
891,865
China : 12.4%
Beijing Easpring Material
Technology Co. Ltd. 16,600 101,123
Chengxin Lithium Group Co.
Ltd. 28,400 61,227
China Northern Rare Earth
Group High-Tech Co. Ltd. 118,568 347,321
China Rare Earth Resources
And Technology Co. Ltd. 34,800 139,312
Ganfeng Lithium Group Co.
Ltd. 39,620 192,463
GEM Co. Ltd. 168,300 170,424
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd. 55,000 103,356
Jiangxi Copper Co. Ltd. 68,103 233,790
MMG Ltd. (HKD) * 438,400 152,378
Shenghe Resources Holding
Co. Ltd. 57,500 81,596
Tianqi Lithium Corp. 48,400 240,179
Tongling Nonferrous Metals
Group Co. Ltd. 345,200 187,659
Western Mining Co. Ltd. 78,200 208,798
Yunnan Chihong
Zinc&Germanium Co. Ltd. 167,000 134,777
Yunnan Copper Co. Ltd. 65,700 128,861
Yunnan Tin Co. Ltd. 53,985 123,913
Zangge Mining Co. Ltd. 51,800 210,367
Zhejiang Huayou Cobalt Co.
Ltd. 55,630 231,253
3,048,797
Germany : 1.0%
Aurubis AG † 3,202 235,543
Underline
Number
of Shares Value
Indonesia : 4.9%
Amman Mineral
Internasional PT * 1,506,200 $ 923,913
Merdeka Copper Gold Tbk
PT * 1,524,900 271,803
1,195,716
Japan : 3.8%
Mitsubishi Materials Corp. 9,300 168,859
Sumitomo Metal Mining Co.
Ltd. 25,500 768,929
937,788
Liechtenstein : 4.6%
Antofagasta Plc (GBP) 42,030 1,136,640
Underline
Mexico : 10.0%
Grupo Mexico SAB de CV 242,900 1,360,226
Southern Copper Corp.
(USD) 9,446 1,092,619
2,452,845
Poland : 2.1%
KGHM Polska Miedz SA 12,243 507,948
Underline
Russia : 0.0%
GMK Norilskiy Nickel PAO ∞ 440,500 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 2 0
0
South Africa : 11.1%
Anglo American Platinum
Ltd. † 6,090 219,647
Anglo American Plc (GBP) 55,048 1,795,262
Impala Platinum Holdings
Ltd. * 68,215 383,325
Northam Platinum Holdings
Ltd. 22,957 145,262
Sibanye Stillwater Ltd.
(ADR) * † 42,424 174,363
2,717,859
Sweden : 3.9%
Boliden AB 28,403 965,797
Underline
United Kingdom : 1.2%
Johnson Matthey Plc 14,954 305,962
Underline
United States : 12.9%
Albemarle Corp. † 7,695 728,793
Arcadium Lithium Plc * † 91,757 261,507
Freeport-McMoRan, Inc. 39,737 1,983,672
MP Materials Corp. * † 9,554 168,628
3,142,600
Zambia : 2.6%
First Quantum Minerals Ltd.
(CAD) * 46,370 632,934
Underline
Total Common Stocks
(Cost: $26,398,883) 24,508,799

VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.5%
Money Market Fund: 6.5%
(Cost: $1,582,826)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,582,826 $ 1,582,826
Total Investments: 106.4%
(Cost: $27,981,709) 26,091,625
Liabilities in excess of other assets: (6.4)% (1,566,154)
NET ASSETS: 100.0% $ 24,525,471
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $3,081,116.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.